Securities	12 Months Ended
Dec. 31, 2011
Securities [Abstract]
SECURITIES

NOTE 3 – SECURITIES

The following table summarizes the amortized cost and fair value of the available-for-sale securities portfolio at December 31, 2011 and 2010 and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive income:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2011
Issued by U.S. government-sponsored entities and agencies:
Mortgage-backed securities - residential	$1,475	$198	$—	$1,673
Collateralized mortgage obligations	16,655	204	16	16,843

Total	$18,130	$402	$16	$18,516

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2010
Issued by U.S. government-sponsored entities and agencies:
Mortgage-backed securities - residential	$1,884	$223	$—	$2,107
Collateralized mortgage obligations	26,242	463	14	26,691

Total	$28,126	$686	$14	$28,798

There was no OTTI recognized in accumulated other comprehensive income for securities available for sale at December 31, 2011 or 2010.

The proceeds from sales of securities and the associated gains in 2011 and 2010 are listed below. There were no proceeds from sales of securities during 2009.

	2011	2010
Proceeds	$12,219	$13,632
Gross gains	353	468
Gross losses	—	—

Tax effect - expense	$—	$159

At year-end 2011 and 2010, there were no debt securities contractually due at a single maturity date. The amortized cost and fair value of mortgage-backed securities and collateralized mortgage obligations, which are not due at a single maturity date, totaled $18,130 and $18,516 at December 31, 2011, respectively, and $28,126 and $28,798 at December 31, 2010, respectively.

Fair value of securities pledged was as follows:

	2011	2010
Pledged as collateral for:
FHLB advances	$9,336	$10,657
Public deposits	2,820	4,210
Customer repurchase agreements	3,557	2,465
Interest-rate swaps	1,464	1,589

Total	$17,177	$18,921

At year-end 2011 and 2010, there were no holdings of securities of any one issuer, other than U.S. government-sponsored entities and agencies, in an amount greater than 10% of stockholders’ equity.

The following table summarizes securities with unrealized losses at December 31, 2011 and December 31, 2010 aggregated by major security type and length of time in a continuous unrealized loss position.

	Less than 12 Months		12 Months or More		Total
December 31, 2011	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Description of Securities
Issued by U.S. government-sponsored entities and agencies:
Collateralized mortgage obligations	$2,882	$16	$—	$—	$2,882	$16

Total temporarily impaired	$2,882	$16	$—	$—	$2,882	$16

	Less than 12 Months		12 Months or More		Total
December 31, 2010	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Description of Securities
Issued by U.S. government-sponsored entities and agencies:
Collateralized mortgage obligations	$2,091	$14	$—	$—	$2,091	$14

Total temporarily impaired	$2,091	$14	$—	$—	$2,091	$14

The unrealized loss at December 31, 2011 is related to two Ginnie Mae collateralized mortgage obligations, and the unrealized loss at December 31, 2010 is related to one Ginnie Mae collateralized mortgage obligation. These securities carry the full faith and credit guarantee of the U.S. government. Because the decline in fair value is attributable to changes in market conditions, and not credit quality, and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell these securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2011.